Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses

NOTE 8. Accrued Expenses

As of September 30, 2017 and December 31, 2016, accrued expenses consisted of the following (in thousands):

	September 30, 2017 (unaudited)	December 31, 2016 (audited)
Accrued product costs	$449	$400
Accrued coop advertising	23	44
Accrued vacation pay	173	179
Income taxes payable	3	—
Customer deposits and overpayments	453	568
Other accruals	451	406

Total	$1,552	$1,597

NOTE 7 – ACCRUED EXPENSES

As of December 31, 2016 and 2015, accrued expenses consisted of the following (in thousands):

	December 31,
	2016	2015
Accrued product costs	$400	$465
Accrued coop advertising	44	567
Accrued vacation pay	179	217
Income taxes payable	—	100
Other accruals	974	994

Total	$1,597	$2,343